Contingent Liabilities	12 Months Ended
Dec. 31, 2023
Contingent Liabilities [Abstract]
Contingent liabilities

Note 22 - Contingent liabilities

On February 12, 2023, Murchinson Ltd., BPY Limited, Nomis Bay Ltd., Boothbay Absolute Return Strategies, LP. and Boothbay Diversified Alpha Master Fund, LP., (collectively “Murchinson” or “Murchinson and Affiliates”) submitted a statement of claim to the Lod District Court (Economic Department) (the “Court”), in which they asserted that Company’s shares registered under Form S-8, filed with the SEC on January 27, 2023, were allocated unlawfully and in bad faith, resulting in the deprivation of shareholders’ rights. Murchinson also requested that the Court cancel the registration of the newly registered shares on the Company’s Form S-8. Furthermore, Murchinson demanded that the Court order the Company to refrain from any allocation of shares from the newly registered shares, or, in the alternative, to make any allocation subject to shareholder meeting approval or condition any future allocations from the newly registered shares on specific criteria related to employee and official compensation. Pre-trial hearings were held on June 18, 2023, and on February 21, 2024.

Separately, on February 27, 2023, the Company filed a claim against Murchinson in the Court, challenging Murchinson’s right to convene a shareholders’ meeting, contending that they are not shareholders (but rather ADS holders). Following a hearing on June 18, 2023, the matter was stayed until a verdict is reached in the March 26, 2023 claim Murchinson and Affiliates filed with the Court, as described below.

On March 26, 2023, Murchinson filed for temporary relief in the Court, in which it claimed that it had the right to convene a special general meeting of shareholders on March 20, 2023, and that the decisions in that special general meeting would be valid and legally binding. Specifically, the meeting Murchinson wanted to convene would amend the article of association and appoint two directors (the “Alleged Directors”), and remove from office Yoav Stern, Oded Gera, Igal Rotem and Dr. Yoav Nissan-Cohen. Following a hearing and submission of motions, on April 16, 2023, the Court rejected Murchinson’s request for temporary relief and request that the Company to refrain from doing any business outside the ordinary course of business. The Court, however, granted the alternative relief of appointing the Alleged Directors as board observers. The Company filed, with the Supreme Court of Israel, a request for interlocutory appeal, but was denied. This claim is currently pending before the Court.

On August 31, 2023, Murchinson filed a complaint against the Company and Mr. Yoav Stern, arguing that the Company wrongfully counted proxy cards at its September 7, 2023, annual general meeting (the “AGM”), and that the required majority for the dismissal of directors at the AGM are a simple majority rather than a special majority of 70%. In connection with this complaint, Murchinson requested temporary relief requesting that the Court instructs the Company (1) to refrain from implementing the decisions reached at the AGM; or (2) to refrain from convening board of directors and committee meetings with members comprising Ms. Hanna Caspi, Mr. Oded Gera and Dr. Yoav Cohen-Nissan; or (3) to refrain from doing any business outside the ordinary course of business, including changes in Company’s capital. A hearing took place on September 5, 2023, during which the Court denied the request for temporary reliefs. The Company filed a counterstatement of claims to Murchinson’s complaint on January 18, 2024, and its statement of defense on January 21, 2024. A hearing was held on February 21, 2024, in which the Court scheduled further proceedings starting in September 2024.

On March 27, 2023, the Company filed a complaint, in the United States District Court for the Southern District of New York alleging claims against Murchinson and Affiliates as well as Anson Funds, or Anson. The complaint alleges that defendants improperly engaged in coordinated efforts to acquire a large stake in the Company and interfered with its business operations, in violation of U.S. securities laws, New York law, and pertinent contracts governing Company’s ADSs. The complaint also alleges that defendants’ conduct was in violation of Section 13(d) of the Exchange Act and constituted breach of contract, tortious interference with prospective business relationships, and unjust enrichment. After the Company filed the complaint, on May 2, 2023 and June 23, 2023, Murchinson and Anson filed amended disclosures with the SEC. On July 10, 2023, the United States District Court dismissed Company’s federal securities claims against Murchinson and Anson and declined to exercise supplemental jurisdiction concerning Company’s state law claims, dismissing them without prejudice. On August 9, 2023, the Company appealed the District Court’s decision dismissing Company’s claims arising under Section 13(d) of the Exchange. That appeal remains pending.

On July 14, 2023, the Company filed a complaint against Murchinson and Affiliates and Anson in the Supreme Court of the State of New York. The complaint in this action alleges that Murchinson and Affiliates breached multiple provisions of the contract that governs there holdings of our ADSs and were unjustly enriched through their improper trading of our ADSs. On August 3, 2023, the Supreme Court of the State of New York issued a decision temporarily staying the Company’s claims pending a post-trial ruling in the March 26, 2023 claim Murchinson and Affiliates filed with the Court. The Company does not anticipate that any further action will take place in this matter until the stay is lifted.

On May 1, 2023, Murchinson filed a complaint in the Southern District of New York alleging that the Company and its directors violated New York Civil Rights Law §§ 70-a and 76- a when they initiated the above-referenced litigation in the Southern District of New York. On August 9, 2023, The Company filed a motion to dismiss the complaint in its entirety, arguing, inter alia, that the Southern District of New York lacks jurisdiction to hear the claims and that Murchinson’s complaint fails on the merits. The Company’s motion to dismiss remains pending.

On April 25, 2023, the Company filed a motion for the issuance of temporary relief against Stratasys and its board of directors, requesting that the Tel Aviv District Court prevent Stratasys from sabotaging a special tender offer that the Company announced it intended to publish according to the mechanism prescribed in the Companies Law for implementing an unlawful “poison pill.” On May 7, 2023, the Company filed a statement of claim (the “Poison Pill Claim”), against Stratasys and its board of directors. Following a hearing held in connection with the Poison Pill Claim, on July 18, 2023, the Tel Aviv District Court suggested, without making a conclusive decision, that he believes that there is no per se prohibition against such a plan as long as it does not discriminate between shareholders. On August 8, 2023, the Tel Aviv District Court stayed the proceedings in the Poison Pill Claim. On November 16, 2023, the Company asked the Tel Aviv District Court to resume the proceedings and to set dates for final briefing. The matter is currently pending before the Tel Aviv District Court.

On December 7, 2022, the Company was served with a motion requesting the discovery of documents in the Tel Aviv District Court (Economic Department) by an ADS holder, Mr. Kfir Sapir asserting, among other things, that the purchase price in the Company’s acquisition of DeepCube did not accurately reflect the acquired company’s value, that there were flaws in the approval process for the acquisition during the meeting of the Company’s board of directors, which allegedly resulted in a breach of the directors’ fiduciary duties, and that the Company had undervalued DeepCube in its financial reports for 2021, suggesting that the acquired company had no worth. Following the Company’s response, on October 19, 2023, upon a request from the plaintiff, the court dismissed the matter without prejudice because the plaintiff intended to file a derivative action. On September 5, 2023, Mr. Sapir filed a motion to certify a derivative action according to section 198 to the Israeli Companies Law 5759-1999 against the Company and its directors with the Tel Aviv District Court, arguing the decision to acquire DeepCube for approximately $40,000 in cash and $30,000 worth of ADSs, was unreasonable, based on his notion that DeepCube is only a “startup company” with allegedly no revenues and no products. A court hearing is scheduled for July 3, 2024.

On March 18, 2024, the Company filed a motion for temporary injunction in the Court against Murchinson, and Affiliates and Mr. Moshe Sarfati, a senior analyst at Murchinson (the “Respondents”), in which the Company claims that the Respondents had contacted officers at certain third-party companies with whom Company have had business discussions, and committed tortious interference. The Company asked the Court to issue an injunction against the Respondents:

I.	To refrain from contacting third parties – including companies in the field of 3D printing and/or companies engaged in negotiations with the Company – regarding the Company’s affairs, and to present them with misleading presentations casting doubt over the legality of the current board of directors of the Company and implying that the current board of directors and management are not authorized to make decisions regarding the Company’s transactions, or to threaten them that Respondents will act to thwart any negotiation, collaboration, or transaction with the Company under the guidance of the Company’s current board of directors.

II.	To avoid interfering with or undermining the Company’s business activities, including any attempts to thwart transactions advancing the Company’s interests with third parties, including merger, acquisition, or stock exchange transactions. The Company also asked the Court to order the Respondents to provide a written affidavit to be submitted by each of the Respondents, detailing all communications made to third parties engaged in business relations with the Company, with the aim of interfering in the Company's business affairs.

On March 21, 2024, we filed a complaint with the Court requesting a declaration that Respondents had breached their duties and requesting the remedies specified above. A hearing is scheduled for March 26, 2024.